SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PSU [Member]
Number of options
Outstanding at January 1, 2024	0
Granted	737,500
Vested	0
Forfeited and cancelled	(20,500)
Outstanding as of June 30, 2024	717,000
Weighted-average exercise price
Vested and expected to vest at June 30, 2024	$ 5.25
2008 Plan [Member] | Employees and directors stock options [Member]
Number of options
Outstanding at January 1, 2024	5,290,625
Granted	910,000
Exercised	(267,257)
Forfeited and cancelled	(213,125)
Outstanding as of June 30, 2024	5,720,243
Exercisable as of June 30, 2024	2,733,576
Weighted-average exercise price
Outstanding at January 1, 2024	$ 6.6
Granted	6.6
Exercised	6
Forfeited and cancelled	7.7
Outstanding as of June 30, 2024	6.4
Exercisable as of June 30, 2024	$ 6.5
Weighted-average remaining contractual term (in years)
Outstanding at End	3 years 6 months	3 years 7 months 6 days
Exercisable as of June 30, 2024	2 years 8 months 12 days
Aggregate intrinsic value
Outstanding at January 1, 2024	$ 1,060
Outstanding as of June 30, 2024	4,583
Exercisable as of June 30, 2024	$ 369